Compensation Plans (Schedule Of Outstanding Deferred Share Units) (Details) - Canadian Dollar [Member] - Deferred Share Units [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning of Year	891	1,027
Granted	41	152
Converted from HPR awards	139
Units, in Lieu of Dividends	32	14
Redeemed	(350)	(302)
Outstanding, End of Year	753	891